T. ROWE PRICE U.S. Treasury Intermediate Index Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.1%
U.S. Government Obligations
0.1%
Government National Mortgage Assn.
6.00%, 8/20/34 - 5/20/38  130 135
6.50%, 5/15/24  — —
8.00%, 7/15/25  — —
9.50%, 1/20/25  — —
Government National Mortgage Assn., CMO, 2.50%, 1/20/50  748 623
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $882) 758
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 99.1%
U.S. Treasury Obligations
99.1%
U.S. Treasury Notes, 1.25%, 8/15/31  23,000 18,623
U.S. Treasury Notes, 1.375%, 11/15/31  22,180 18,007
U.S. Treasury Notes, 1.625%, 5/15/31  21,865 18,326
U.S. Treasury Notes, 1.875%, 2/15/32  22,520 18,913
U.S. Treasury Notes, 2.375%, 3/31/29  8,380 7,657
U.S. Treasury Notes, 2.625%, 7/31/29  6,255 5,762
U.S. Treasury Notes, 2.75%, 5/31/29  17,775 16,509
U.S. Treasury Notes, 2.75%, 8/15/32  19,330 17,258
U.S. Treasury Notes, 2.875%, 4/30/29  8,150 7,625
U.S. Treasury Notes, 2.875%, 5/15/32  20,460 18,497
U.S. Treasury Notes, 3.125%, 8/31/29  17,055 16,096
U.S. Treasury Notes, 3.25%, 6/30/29  7,910 7,524
U.S. Treasury Notes, 3.375%, 5/15/33  15,440 14,407
U.S. Treasury Notes, 3.50%, 4/30/28  19,565 18,960
U.S. Treasury Notes, 3.50%, 1/31/30  7,050 6,765
U.S. Treasury Notes, 3.50%, 4/30/30  6,835 6,549
U.S. Treasury Notes, 3.50%, 2/15/33  20,445 19,289
U.S. Treasury Notes, 3.625%, 3/31/28  18,420 17,936
U.S. Treasury Notes, 3.625%, 5/31/28  32,270 31,413
U.S. Treasury Notes, 3.625%, 3/31/30  6,115 5,902
U.S. Treasury Notes, 3.75%, 12/31/28  22,900 22,378
U.S. Treasury Notes, 3.75%, 5/31/30  23,975 23,278
U.S. Treasury Notes, 3.75%, 6/30/30  7,035 6,829
U.S. Treasury Notes, 3.75%, 12/31/30  8,170 7,919
U.S. Treasury Notes, 3.875%, 9/30/29  6,670 6,538
U.S. Treasury Notes, 3.875%, 11/30/29  13,265 12,996
U.S. Treasury Notes, 3.875%, 12/31/29  6,995 6,851
U.S. Treasury Notes, 3.875%, 8/15/33  7,835 7,601

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.00%, 6/30/28 (1) 20,335 20,090
U.S. Treasury Notes, 4.00%, 1/31/29 (2) 22,805 22,541
U.S. Treasury Notes, 4.00%, 10/31/29  5,735 5,653
U.S. Treasury Notes, 4.00%, 2/28/30  18,005 17,738
U.S. Treasury Notes, 4.00%, 7/31/30  6,810 6,705
U.S. Treasury Notes, 4.00%, 1/31/31  8,785 8,645
U.S. Treasury Notes, 4.00%, 2/15/34  9,040 8,862
U.S. Treasury Notes, 4.125%, 7/31/28  21,385 21,235
U.S. Treasury Notes, 4.125%, 8/31/30  25,660 25,431
U.S. Treasury Notes, 4.125%, 11/15/32  19,925 19,713
U.S. Treasury Notes, 4.25%, 2/28/29  32,205 32,210
U.S. Treasury Notes, 4.25%, 2/28/31  27,960 27,929
U.S. Treasury Notes, 4.375%, 8/31/28  34,835 34,944
U.S. Treasury Notes, 4.375%, 11/30/28  36,290 36,443
U.S. Treasury Notes, 4.375%, 11/30/30  28,380 28,535
U.S. Treasury Notes, 4.50%, 11/15/33  23,095 23,535
U.S. Treasury Notes, 4.625%, 9/30/28  21,265 21,554
U.S. Treasury Notes, 4.625%, 9/30/30  7,820 7,974
U.S. Treasury Notes, 4.875%, 10/31/28  21,485 22,009
U.S. Treasury Notes, 4.875%, 10/31/30  8,035 8,309
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $797,776) 786,463
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Treasury Reserve Fund, 5.38% (3)(4) 11,206 11,206
Total Short-Term Investments (Cost $11,206) 11,206
SECURITIES LENDING COLLATERAL 2.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 5.39% (3)(4) 20,755 20,755
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 20,755
Total Securities Lending Collateral (Cost $20,755) 20,755

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 3/22/24 @
$110.00 (5) 366 40,420 206
Total Options Purchased (Cost $242) 206
Total Investments in Securities 103.2%
(Cost $830,861) $ 819,388
Other Assets Less Liabilities (3.2)% (25,322)
Net Assets 100.0% $ 794,066
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(2) All or a portion of this security is on loan at February 29, 2024.
(3) Seven-day yield
(4) Affiliated Companies
(5) Non-income producing
CMO Collateralized Mortgage Obligation

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 129 Ultra U.S. Treasury Notes ten year
contracts 6/24 14,728 $ 12
Net payments (receipts) of variation margin to date 14
Variation margin receivable (payable) on open futures contracts $ 26

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 5.38% — — 370
Totals $ —# $ — $ 370+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 7,070  ¤  ¤ $ 20,755
T. Rowe Price Treasury Reserve
Fund, 5.38% 21,077  ¤  ¤ 11,206
Total $ 31,961^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $370 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $31,961.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Treasury Intermediate Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 787,221 $ — $ 787,221
Short-Term Investments 11,206 — — 11,206
Securities Lending Collateral 20,755 — — 20,755
Options Purchased 206 — — 206
Total Securities 32,167 787,221 — 819,388
Futures Contracts* 12 — — 12
Total $ 32,179 $ 787,221 $ — $ 819,400
1
Includes U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F66-054Q3 02/24